Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories
9.	Inventories

	December 31,
	2025	2024
Current inventory:
Finished goods	$1,835,487	$2,596,456
Work-in-process	70,628	128,451
Billets	1,986,379	2,601,270
Raw materials and supplies	3,984,060	4,574,146
Materials, spare parts and rollers	1,216,709	1,261,415
Materials in-transit	3,713	2,632
	$9,096,976	$11,164,370

As of December 31, 2025, this line item includes finished goods inventory, billets, and work-in-process inventory corresponding to Republic in the amount of $2,880,222, as determined by an authorized appraiser. It should be noted that Republic ceased operations during fiscal year 2023; therefore, such inventory has experienced limited sales activity subsequent to that date. Management is currently monitoring the recovery of this inventory, taking into consideration its turnover and current conditions.

Non-current inventory:

	December 31,
	2025	2024

Coke	$1,157,556	$1,414,703
Spare parts	84,250	70,486
Rollers	229,463	203,701
Finished goods	353,095	353,095
	1,824,364	2,041,985

Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$1,471,269	$1,688,890

The Company has $ 1,157,556 and $ 1,414,703 of coke inventory on hand as of December 31, 2025 and 2024, respectively (See note 4-e), which the Company would use as an input to its blast furnace in the Lorain facility which is currently idled. Management of the Company continually evaluates both the idled facility and the coke inventory for impairment. Management periodically evaluates the potential degradation of the coke inventory and has determined that it continues to be suitable as a blast furnace input or, alternatively, for sale to other blast furnace facilities. As noted in note 2, the plants located in the United States of America ceased operations in October 2023. The existing inventories in these plants amounted to $ 3,777,819.00 in the short term and $ 1,157,556.00 in the long term as of December 31, 2025. At the end of the year, the coke inventories and an important part of the other inventories were evaluated by an expert in the field.